Supplement dated February 4, 2015

     to the Prospectus of the following fund:

Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Multi-Advisor International Equity Fund	6/25/2014

Effective on or about May 1, 2015, the Fund's name will change to Columbia Select International Equity Fund. Accordingly, effective on such date, all references in the Prospectus to Columbia Multi-Advisor International Equity Fund are deleted and replaced with Columbia Select International Equity Fund. In addition, the following changes are hereby made in the Fund's Prospectus:

Effective on or about March 13, 2015, the first paragraph under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including common stock, preferred stock, and depositary receipts) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.

Effective on or about March 13, 2015, the fourth and fifth paragraphs under the caption "Principal Investment Strategies" in the "Summary of the Fund" section are hereby deleted.

Effective on or about March 13, 2015, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby revised to delete references to Foreign Currency Risk, Frequent Trading Risk, Multi-Adviser Risk, Pacific/Asia Region Risk, Quantitative Model Risk, Small Company Securities Risk and Value Securities Risk and to add the following:

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Geographic Concentration Risk/Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund's investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

The rest of the section remains the same.